Share-Based Compensation Plans - Performance Share Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payout Levels (in units):
Share-based compensation	$ 27.1	$ 31.1	$ 40.6
Performance share units
Payout Levels (in units):
Threshold Award (in shares)	65,141	82,298	94,608	76,120
Target Award (in shares)	130,282	164,595	189,215	152,240
Outstanding Award (in shares)	260,564	329,190	378,430	304,480
Share-based compensation	$ 9.1	$ 17.1	$ 20.1
Performance share units | February 11, 2014 and May 1, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			100.00%
Units Forfeited (at Target Award level)	10,928
Performance share units | February 11, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		100.00%
Units Forfeited (at Target Award level)	7,796
Performance share units | February 16, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	100.00%
Performance share units | February 14, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued (in shares)	56,059
Performance share units | December 31, 2014 | February 14, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Performance share units | December 31, 2015 | February 14, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period range	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period range	3 years